PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
INCOME
Interest on loans									$ 1,640	$ 1,579	$ 2,027
Total interest and dividend income	$ 1,581	$ 1,740	$ 1,537	$ 1,520	$ 1,548	$ 1,447	$ 1,424	$ 1,402	6,378	5,821	5,959
OTHER OPERATING EXPENSE	909	894	988	915	945	913	958	859	3,706	3,675	3,571
INCOME BEFORE INCOME TAXES	499	663	391	452	423	290	356	324	2,005	1,393	1,622
INCOME TAX EXPENSE	177	203	125	153	144	92	123	114	658	473	542
NET INCOME	$ 322	$ 460	$ 266	$ 299	$ 279	$ 198	$ 233	$ 210	1,347	920	$ 1,080
Parent Company [Member]
INCOME
Interest on loans									$ 40	$ 4
Investment and mortgage-backed securities											$ 2
Dividend from subsidiary									$ 1,225	$ 725	1,085
Interest-earning deposits with subsidiary bank									1	2	2
Total interest and dividend income									1,266	731	1,089
OTHER OPERATING EXPENSE									123	138	120
Income (loss) before equity in undistributed earnings of subsidiary									1,143	593	969
Equity in undistributed earnings of subsidiary									173	283	60
INCOME BEFORE INCOME TAXES									1,316	876	1,029
INCOME TAX EXPENSE									(31)	(44)	(51)
NET INCOME									$ 1,347	$ 920	$ 1,080